Equity Changes in Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax		$ (6,617)	$ (3,097)	$ (3,528)
Unrealized gains (losses) arising during the period		(1,923)	(2,886)	130
Reclassifications of realized net (gains) losses to net income		218	72	301
AOCI reclassifications to retained earnings, net of tax	[1]		(706)
Accumulated Other Comprehensive Income (Loss), Net of Tax		(8,322)	(6,617)	(3,097)
Accumulated Net Gain (Loss) from Market Value Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	[2]	100	160	(54)
Unrealized gains (losses) arising during the period	[2]	(49)	105	191
Reclassifications of realized net (gains) losses to net income	[2]	(202)	(142)	23
AOCI reclassifications to retained earnings, net of tax	[1],[2]		(23)
Accumulated Other Comprehensive Income (Loss), Net of Tax	[2]	(151)	100	160
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax		(5,746)	(2,633)	(3,067)
Unrealized gains (losses) arising during the period		(1,896)	(2,660)	156
Reclassifications of realized net (gains) losses to net income		420	214	278
AOCI reclassifications to retained earnings, net of tax	[1]		(667)
Accumulated Other Comprehensive Income (Loss), Net of Tax		(7,222)	(5,746)	(2,633)
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax		(971)	(624)	(407)
Unrealized gains (losses) arising during the period		22	(331)	(217)
Reclassifications of realized net (gains) losses to net income		0	0	0
AOCI reclassifications to retained earnings, net of tax	[1]		(16)
Accumulated Other Comprehensive Income (Loss), Net of Tax		$ (949)	$ (971)	$ (624)

[1]	At the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, and reclassified $691 million from AOCI to retained earnings. In addition, at the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Recognition and Measurement of Financial Assets and Liabilities, and reclassified $24 million ($15 million after tax) of market value adjustments on investments previously recorded in AOCI to retained earnings.
[2]	Primarily reflects market value adjustments for cash flow hedges.